Other disclosures - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Other Disclosures [Line Items]
Capital commitments	$ 3,230.0	$ 2,283.0
Contractual capital commitments	500.0	400.0
Contingent liabilities indemnities and other performance guarantees	166.0	317.0
Payments Under Investigation	10.5
Joint ventures
Other Disclosures [Line Items]
Capital commitments	$ 127.0	$ 116.0